ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUED WARRANTY COSTS
Beginning balance	$ 75,519	$ 76,677	$ 45,146
Warranty provision	35,694	27,944	68,411
Warranty costs incurred	(20,404)	(21,011)	(31,943)
Foreign exchange effect	(6,682)	(8,091)	(4,937)
Ending balance	$ 84,127	$ 75,519	$ 76,677